Inventories Table (Detail) (Truck and Other, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Truck and Other
Schedule of Inventory [Line Items]
Finished products	$ 436.2	$ 370.1
Work in process and raw materials	439.6	322.2
Inventory, Gross, Total	875.8	692.3
Less LIFO reserve	(165.4)	(158.3)
Inventories	$ 710.4	$ 534.0